UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.9%
AUSTRALIA 15.1%
REAL ESTATE
DIVERSIFIED 7.3%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Dexus Property Group	18,004,005	17,741,782
GPT Group	4,830,658	17,036,866
Mirvac Group	13,315,859	19,751,938
Stockland	4,900,904	16,979,588
		71,510,174
RETAIL 7.8%
Westfield Group	5,859,624	61,754,406
Westfield Retail Trust	5,015,928	15,036,738
		76,791,144
TOTAL AUSTRALIA		148,301,318
AUSTRIA 0.1%
REAL ESTATE—RETAIL
Atrium European Real Estate Ltd.	277,909	1,451,364
BERMUDA 0.5%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	562,247	5,003,998
CANADA 8.5%
REAL ESTATE
DIVERSIFIED 1.5%
Dundee Industrial Real Estate Investment Trust(b)	230,400	2,343,607
Dundee Real Estate Investment Trust	323,730	12,401,253
		14,744,860
OFFICE 2.6%
Brookfield Office Properties (USD)	1,567,186	25,952,600
RESIDENTIAL 0.9%
Boardwalk REIT	126,319	8,350,597
RETAIL 3.5%
Primaris Retail REIT	315,005	7,811,842
RioCan REIT	933,882	26,284,727
		34,096,569
TOTAL CANADA		83,144,626

	Number of Shares	Value
CHINA 0.5%
REAL ESTATE—DIVERSIFIED
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	3,888,199	$4,497,926
FRANCE 7.0%
REAL ESTATE
DIVERSIFIED 1.3%
Gecina SA	55,158	5,646,362
ICADE	84,639	6,895,722
		12,542,084
RETAIL 5.7%
Klepierre	416,381	14,602,068
Unibail-Rodamco	211,452	42,144,755
		56,746,823
TOTAL FRANCE		69,288,907
GERMANY 1.9%
REAL ESTATE
OFFICE 0.3%
Alstria Office REIT AG	240,143	2,811,616
RESIDENTIAL 1.6%
Deutsche Wohnen AG	908,867	15,965,730
TOTAL GERMANY		18,777,346
HONG KONG 23.2%
REAL ESTATE
DIVERSIFIED 17.0%
Agile Property Holdings Ltd.	5,864,000	6,639,875
Hang Lung Properties Ltd.	6,266,000	21,414,487
Henderson Land Development Co., Ltd.	2,204,330	15,806,030
Hysan Development Co., Ltd.	2,786,742	12,668,561
Sino Land Co., Ltd.	8,181,645	15,299,598
Sun Hung Kai Properties Ltd.	4,159,969	60,945,245
Swire Properties Ltd.	3,545,400	10,973,569
Wharf Holdings Ltd.	3,431,900	23,700,936
		167,448,301
HOTEL 0.8%
Shangri-La Asia Ltd.	4,296,000	8,365,899
OFFICE 2.9%
Hongkong Land Holdings Ltd. (USD)	4,724,771	28,395,874

	Number of Shares	Value
RESIDENTIAL 1.6%
Country Garden Holdings Co.(c)	39,462,441	$15,420,483
RETAIL 0.9%
Link REIT	1,809,500	8,564,382
TOTAL HONG KONG		228,194,939
INDONESIA 0.6%
REAL ESTATE
RESIDENTIAL 0.5%
Summarecon Agung Tbk PT	29,045,000	5,098,809
RETAIL 0.1%
Ciputra Development Tbk PT	13,709,000	1,017,073
TOTAL INDONESIA		6,115,882
JAPAN 15.6%
REAL ESTATE
DIVERSIFIED 12.4%
Activia Properties(c)	1,435	8,789,467
Mitsubishi Estate Co., Ltd.	2,766,600	52,963,870
Mitsui Fudosan Co., Ltd.	1,490,434	29,850,696
Sumitomo Realty & Development Co., Ltd.	1,108,000	29,417,939
Tokyo Tatemono Co., Ltd.(c)	237,000	926,256
		121,948,228
OFFICE 1.3%
Nippon Building Fund	1,180	12,716,299
RESIDENTIAL 1.1%
Advance Residence Investment	5,075	10,678,050
RETAIL 0.8%
Japan Retail Fund Investment Corp.	4,274	7,639,967
TOTAL JAPAN		152,982,544
NETHERLANDS 1.9%
REAL ESTATE—RETAIL
Corio NV	171,458	7,289,686
Eurocommercial Properties NV	293,328	11,115,992
		18,405,678
NORWAY 0.8%
REAL ESTATE—OFFICE
Norwegian Property ASA	5,453,800	8,329,828

	Number of Shares	Value
PHILIPPINES 1.1%
REAL ESTATE—RETAIL
SM Prime Holdings	32,036,883	$10,905,519
SINGAPORE 6.9%
REAL ESTATE
DIVERSIFIED 1.0%
Capitaland Ltd.	3,672,000	9,515,124
HOTEL 2.8%
CDL Hospitality Trusts	6,055,000	10,016,012
City Developments Ltd.	1,855,000	17,745,844
		27,761,856
INDUSTRIALS 1.3%
Global Logistic Properties Ltd.	6,245,991	12,774,966
RETAIL 1.8%
CapitaMall Trust	6,101,000	10,042,389
CapitaMalls Asia Ltd.	5,622,010	7,558,928
		17,601,317
TOTAL SINGAPORE		67,653,263
SWEDEN 2.3%
REAL ESTATE—OFFICE
Castellum AB	771,858	10,440,200
Fabege AB	1,239,203	11,790,614
		22,230,814
SWITZERLAND 0.7%
REAL ESTATE—OFFICE
PSP Swiss Property AG(c)	80,648	7,327,349
THAILAND 0.4%
REAL ESTATE—RETAIL
Central Pattana PCL	2,188,200	4,265,497
UNITED KINGDOM 10.8%
REAL ESTATE
DIVERSIFIED 6.8%
British Land Co., PLC	2,333,774	19,671,970
Hammerson PLC	2,260,637	16,463,643
Land Securities Group PLC	2,495,491	30,686,296
		66,821,909

		Number of Shares	Value
INDUSTRIALS 0.4%
Segro PLC		1,086,958	$3,980,837
OFFICE 2.5%
Derwent London PLC		482,495	15,239,834
Great Portland Estates PLC		1,297,681	9,448,584
			24,688,418
SELF STORAGE 1.1%
Big Yellow Group PLC		2,021,521	10,250,061
TOTAL UNITED KINGDOM			105,741,225
TOTAL COMMON STOCK (Identified cost—$766,122,316)			962,618,023
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		7,650,000	7,650,000
Federated Government Obligations Fund, 0.02%(d)		7,650,000	7,650,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,300,000)			15,300,000

TOTAL INVESTMENTS (Identified cost—$781,422,316)	99.4%		977,918,023

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		5,510,904

NET ASSETS	100.0%		$983,428,927

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(c)          Non-income producing security.

(d)         Rate quoted represents the seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	47.8
Retail	24.1
Office	13.5
Residential	5.6
Hotel	4.2
Industrial	1.7
Self Storage	1.0
Other	2.1
100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Canada	$83,144,626	$80,801,019	$2,343,607	$—
Common Stock - Other Countries	879,473,397	879,473,397	—	—	(a)
Money Market Funds	15,300,000	—	15,300,000	—
Total Investments(b)	$977,918,023	$960,274,416	$17,643,607	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$781,422,316
Gross unrealized appreciation	$199,666,407
Gross unrealized depreciation	(3,170,700)
Net unrealized appreciation	$196,495,707

Note 3. Subsequent Event

As of October 1, 2012 William Leung has been added as a portfolio manager to the Fund.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 28, 2012